Consolidated Statements of Shareholders’ Equity (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018
Statement of Stockholders' Equity [Abstract]
Ordinary shares and warrants	$ 50	$ 100